Omnibus Incentive Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2014
Omnibus Incentive Compensation Plan (Abstract)
Omnibus Incentive Compensation Plan (Table Text Block)
	Employee equity compensation			Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2013	338,135	$2,521	650,464	$4,736
Vested	338,135	2,521	650,464	4,736
Unvested on December 31, 2013	—	$—	—	$—